Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Employee benefits	€ 886	€ 912
Termination plans	441	515
Post-employment defined benefit plans	9	9
Other benefits	436	388
Desmantling of assets	125	85
Other provisions	901	1,219
Total	1,912	2,216
Non-current
Employee benefits	4,499	5,666
Termination plans	805	1,282
Post-employment defined benefit plans	389	1,030
Other benefits	3,305	3,354
Desmantling of assets	784	888
Other provisions	2,237	2,664
Total	7,520	9,218
Total
Employee benefits	5,385	6,578
Termination plans	1,246	1,797	€ 2,394
Post-employment defined benefit plans	398	1,039
Other benefits	3,741	3,742
Desmantling of assets	909	973
Other provisions	3,138	3,883
Total	€ 9,432	€ 11,434